CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jan. 31, 2015	Jan. 31, 2014
Preferred Stock, No Par Value
Preferred Stock, Shares Authorized
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding
Common Stock, No Par Value
Common Stock, Unlimited Shares Authorized
Common Stock, Shares, Issued	88,941,317	87,992,975
Common Stock, Shares, Outstanding	88,941,317	87,992,975